Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(a)	Commitments relating to the vessel under construction (Note 4) as of June 30, 2021, payable to Samsung were as follows:

June 30, 2021
Period
Not later than one year	150,880
Total	150,880

(b)	Future gross minimum revenues receivable in relation to non-cancellable time charter agreements for vessels in operation, including a vessel under a lease (Note 5), as of June 30, 2021 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

June 30, 2021
Period
Not later than one year	518,333
Later than one year and not later than two years	390,923
Later than two years and not later than three years	344,838
Later than three years and not later than four years	306,158
Later than four years and not later than five years	280,647
Later than five years	451,715
Total	2,292,614

Future gross minimum lease payments disclosed in the above table exclude the lease payments of the vessel that is under construction as of June 30, 2021 (Note 4).

(c)	In September 2017 (in addition to the seven existing maintenance agreements signed in 2015 in relation to GasLog vessels) and later in June 2021, GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. (“Wartsila”) in respect of eighteen additional GasLog LNG carriers in total. In July 2018, GasLog LNG Services Ltd. renewed the maintenance agreements signed in 2015 with Wartsila. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.
(d)	In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of nineteen of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of June 30, 2021, ballast water management systems had been installed on thirteen out of the nineteen vessels.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the unaudited condensed consolidated financial statements.